Segregated Funds - Investments for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities	$ 7,148	$ 9,113
Debt securities	75,902	88,727
Cash, cash equivalents and short-term securities	11,219	12,278
Investment properties	10,102	9,109
Other assets	7,810	5,434
Total assets	330,906	345,370
Less: Liabilities arising from investing activities	301,529	317,297
Total investments for account of segregated fund holders	125,292	139,996
Investments for account of segregated fund holders
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	113,070	125,944
Equity securities	8,251	9,963
Debt securities	2,858	3,410
Cash, cash equivalents and short-term securities	805	778
Investment properties	438	446
Mortgages	17	19
Other assets	130	141
Total assets	125,569	140,701
Investment for account of segregated fund holders, liabilities arising from investing activities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Less: Liabilities arising from investing activities	$ 277	$ 705